21. FINANCIAL INSTRUMENTS AND RISKS: Schedule of Continuity schedule of the Company's Level 3 investments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Level 3 Investments, Starting Balance	$ 55,967,351	$ 0
Level 3 Investments, Additions - Call/put option FVTPL		55,967,351
Level 3 Investments, Ending Balance	99,185,346	$ 55,967,351
Level 3 Investments, Additions TDMA Loan FVTPL	4,231,664
Level 3 Investments, Additions PV convertible Loan FVTPL	(17,705,058)
Level 3 Investments, Change in Call/put option FVTPL	$ 56,691,389